Accounts Receivable, Net	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
Accounts Receivable, Net

3. ACCOUNTS RECEIVABLE, NET

The following is a summary of accounts receivable as of December 31, 2023 and 2024:

	As of December 31,
	2023	2024
	RMB	RMB
Accounts receivable, gross	67,603	88,179
Less: allowance for credit loss	(8,397)	(21,082)
Accounts receivable, net	59,206	67,097

The Group recorded a provision for current expected credit loss. The following table sets out movements of the expected credit loss provision for the years ended December 31, 2023 and 2024:

	As of December 31,
	2023	2024
	RMB	RMB
Balance at beginning of the period	(1,609)	(8,397)
Additions	(6,788)	(12,685)
Balance at end of the period	(8,397)	(21,082)